CONDENSED CONSOLIDATED INTERIM BALANCE SHEETS (Q3) - USD ($)	Apr. 30, 2025	Jul. 31, 2024
Current assets
Cash	$ 4,002	$ 21,106
Trade receivable	9,164	0
GST receivable	123,008	85,658
Corporate taxes receivable	171,573	0
Deferred financing costs	138,720	0
Prepaid expenses	95,998	35,141
Deposit on carbon credits purchase	396,500	0
Carbon credits	204,643	0
Total current assets	1,143,608	141,905
Equipment	0	953
Deferred financing costs, long-term	207,890	0
Deposit on carbon credits purchase, long-term	271,403	0
Investment in associate	814,346	0
Total assets	2,437,247	142,858
Current liabilities
Accounts payable and accrued liabilities	10,022,914	6,097,902
Accounts payable and accrued liabilities - related parties	484,911	478,072
Mandatory convertible debentures	0	127,500
Convertible debentures - related parties	4,147,405	881,544
Derivative liabilities	72,500	919,250
Warrant liabilities	1,703,857	0
Stock option liabilities	35,649	0
Stop loss provision liabilities	1,101,248	0
Total current liabilities	17,568,484	8,504,268
Shareholders' deficiency
Common shares (No par value, unlimited common shares authorized; 30,115,734 common shares issued and outstanding) (July 31, 2024 - 11,638,713)	0	0
Additional paid in capital	11,661,439	13,321,266
Subscription receivable	(20,000)	0
Accumulated other comprehensive loss	44,988	43,553
Deficit	(26,817,664)	(21,726,229)
Total shareholders' deficiency	(15,131,237)	(8,361,410)
Total liabilities and shareholders' deficiency	$ 2,437,247	$ 142,858